INCOME TAXES (Schedule of Income Tax Expense in Consolidated Statements of Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expense		28,770	36,351	49,616
Deferred tax benefit	(370)	(2,298)	(4,251)	(2,022)
Income tax expense	$ 4,267	26,472	32,100	47,594